Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities of continuing operations (CHF million)
Net income	2,324	2,965	1,685
(Income)/loss from discontinued operations, net of tax	(102)	(145)	40
Income from continuing operations	2,222	2,820	1,725
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,285	1,345	1,294
Provision for credit losses	186	167	170
Deferred tax provision/(benefit)	684	695	(255)
Share of net income/(loss) from equity method investments	134	34	80
Trading assets and liabilities, net	(5,513)	13,961	(14,348)
(Increase)/decrease in other assets	6,062	(6,902)	(1,146)
Increase/(decrease) in other liabilities	(23,876)	9,992	(4,772)
Other, net	1,196	(38)	4,584
Total adjustments	(19,842)	19,254	(14,393)
Net cash provided by/(used in) operating activities of continuing operations	(17,620)	22,074	(12,668)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	275	538	184
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,685	17,120	46,952
Purchase of investment securities	(1,060)	(677)	(480)
Proceeds from sale of investment securities	930	176	936
Maturities of investment securities	340	832	1,626
Investments in subsidiaries and other investments	(1,264)	(1,792)	(2,039)
Proceeds from sale of other investments	1,553	3,737	3,104
(Increase)/decrease in loans	(23,604)	(9,126)	(11,022)
Proceeds from sale of loans	1,255	1,483	1,090
Capital expenditures for premises and equipment and other intangible assets	(1,056)	(903)	(1,242)
Proceeds from sale of premises and equipment and other intangible assets	1	9	26
Other, net	606	122	3,683
Net cash provided by/(used in) investing activities of continuing operations	(10,339)	11,519	42,818
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	26,040	22,463	(12,567)
Increase/(decrease) in short-term borrowings	3,509	6,002	(7,840)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(31,001)	(36,347)	(39,958)
Issuances of long-term debt	74,159	39,090	38,405
Repayments of long-term debt	(36,471)	(55,135)	(55,936)
Issuances of common shares	297	976	1,930
Sale of treasury shares	9,394	9,764	8,355
Repurchase of treasury shares	(10,197)	(10,202)	(8,859)
Dividends paid/capital repayments	(1,252)	(564)	(1,296)
Excess tax benefits related to share-based compensation		0	0
Other, net	(1,192)	(468)	394
Net cash provided by/(used in) financing activities of continuing operations	33,286	(24,421)	(77,372)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	5,790	(1,216)	(1,242)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(460)	(1,027)	(346)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	10,657	6,929	(48,810)
Cash and due from banks at beginning of period	68,692	61,763	110,573
Cash and due from banks at end of period	79,349	68,692	61,763
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,502	833	1,073
Cash paid for interest	9,527	11,876	15,004
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	687	374	0
Liabilities sold	1,084	170	0
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	143	4	2,418
Fair value of liabilities assumed	29	0	2,418
Bank
Operating activities of continuing operations (CHF million)
Net income	1,764	2,629	1,374
(Income)/loss from discontinued operations, net of tax	(102)	(145)	40
Income from continuing operations	1,662	2,484	1,414
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	1,276	1,337	1,264
Provision for credit losses	125	93	88
Deferred tax provision/(benefit)	619	658	(301)
Share of net income/(loss) from equity method investments	147	48	24
Trading assets and liabilities, net	(5,096)	10,427	(14,175)
(Increase)/decrease in other assets	6,483	(3,248)	(1,141)
Increase/(decrease) in other liabilities	(24,146)	10,134	(4,218)
Other, net	730	84	4,828
Total adjustments	(19,862)	19,533	(13,631)
Net cash provided by/(used in) operating activities of continuing operations	(18,200)	22,017	(12,217)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(727)	443	315
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	11,677	17,120	46,933
Purchase of investment securities	(1,060)	(676)	(276)
Proceeds from sale of investment securities	118	176	936
Maturities of investment securities	187	673	1,442
Investments in subsidiaries and other investments	(1,228)	(1,338)	(1,916)
Proceeds from sale of other investments	1,519	3,165	2,918
(Increase)/decrease in loans	(23,690)	(8,577)	(9,570)
Proceeds from sale of loans	1,255	1,483	1,090
Capital expenditures for premises and equipment and other intangible assets	(1,043)	(895)	(1,227)
Proceeds from sale of premises and equipment and other intangible assets	1	9	26
Other, net	601	115	3,676
Net cash provided by/(used in) investing activities of continuing operations	(12,390)	11,698	44,347
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	27,137	22,630	(14,005)
Increase/(decrease) in short-term borrowings	3,509	6,002	(11,643)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(31,001)	(36,347)	(39,958)
Issuances of long-term debt	74,150	37,914	37,235
Repayments of long-term debt	(37,871)	(55,216)	(55,401)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(84)	(483)	(321)
Excess tax benefits related to share-based compensation	0	0	42
Other, net	(488)	736	3,603
Net cash provided by/(used in) financing activities of continuing operations	35,352	(24,764)	(80,448)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	5,617	(1,219)	(1,184)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	(460)	(1,027)	(346)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	9,919	6,705	(49,848)
Cash and due from banks at beginning of period	68,081	61,376	111,224
Cash and due from banks at end of period	78,000	68,081	61,376
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	1,455	769	1,010
Cash paid for interest	9,419	11,686	14,920
Assets and liabilities sold in business divestitures (CHF million)
Assets sold	687	338	0
Liabilities sold	1,084	162	0
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	143	4	2,418
Fair value of liabilities assumed	29	0	2,418